Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stock Repurchase Program, Authorized Amount		$ 2,000,000,000.0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	35,000,000.0	35,000,000.0
Stock Repurchased During Period, Shares	0